Summary of material accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Disclosure of Initial Application of Standards or Interpretations
The following details the selected balances and totals impacted on our Consolidated Balance Sheets as at November
1
,
2022
:

(Millions of Canadian dollars)	As at November 1, 2022 before transition	Transition adjustments	As at November 1, 2022 after transition
Assets
Segregated fund net assets (1)	$2,638	$(2,638)	$–
Other
Other assets (2)	80,300	4,261	84,561
Total assets	$1,917,219	$1,623	$1,918,842
Liabilities
Segregated fund net liabilities (3)	$2,638	$(2,638)	$–
Other
Insurance claims and policy benefit liabilities (4)	11,511	(11,511)	–
Insurance contract liabilities (4)	–	18,226	18,226
Other liabilities (5)	95,235	(95)	95,140
Total liabilities	$1,809,044	$3,982	$1,813,026
Total equity	108,175	(2,359)	105,816
Total liabilities and equity	$1,917,219	$1,623	$1,918,842

(1)	Segregated fund net assets are now presented within Other assets.
(2)	The increase is primarily attributable to the inclusion of segregated fund net assets, the increases in insurance contract assets and reinsurance contracts held assets, and the tax effects of the IFRS 17 transition adjustment.
(3)	Segregated fund insurance contracts are now presented within Insurance contract liabilities.
(4)	Insurance claims and policy benefit liabilities measured under IFRS 4 is replaced with Insurance contract liabilities measured under IFRS 17. The increase in these balances is attributable to presentation changes and remeasurement impacts including the establishment of the CSM for in-force
contracts at transition.
(5)	Certain liabilities that were previously presented in Other liabilities are now included in the measurement of insurance contracts or reinsurance contracts held.